GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying amount goodwill			$ 21,907,599		$ 22,376,025
Amortization of Intangible Assets	$ 42,505	$ 99,729	$ 134,764	$ 290,187